Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,393,586)	$ (1,447,769)
Items to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	48,750	25,513
Shares issued for services	1,059,257	157,000
Loss on invetnroy writedown	30,802	(111,368)
Warrants issued for services	103,498	0
Depreciation expense	10,969	11,001
Changes in operating assets and liabilities
(Increase) / decrease in accounts receivable	0	25,202
(Increase) / decrease in inventory	0	258,569
(Increase) / decrease in prepaid expenses	(14,069)	1,951
(Increase) / decrease in right of use assets	23,325	28,981
Increase in accounts payable - related party	297,826	443,391
Increase in accounts payable and accrued expenses	128,637	133,888
Net Cash Used in Operating Activities	(704,591)	(473,641)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible debt	717,059	330,000
Proceeds from notes payable	0	98,500
Repayments of notes payable	(51,500)	(145,516)
Bank overdraft	0	998
Payments on financing leases	(13,520)	(17,282)
Proceeds from advances	52,500	125,000
Proceeds from sale of common stock and shares to be issued	0	73,000
Net Cash Provided by Financing Activities	704,539	464,700
Decrease in Cash	(52)	(8,941)
CASH AT BEGINNING OF YEAR	52	8,993
CASH AT END OF YEAR	0	52
Cash paid for:
Interest Paid	2,357	27,707
Taxes	0	0
Non-Cash Investing and Financing Activities:
Shares issued in conversion with convertible notes	601,786	55,000
Accounts payable in exchange for common stock payable	500,000	0
Convertible notes payable in exchange for common stock payable	172,481	0
Advances and accrued interest exchanged for convertible notes payable	442,417	0
Shares issued as debt issuance cost	5,000	1,623
Shares issued for conversion of Accounts Payable	163,000	0
Retirement of preferred stock	$ 2,500	$ 0